Shareholders' equity - Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in accumulated other comprehensive income
Beginning balance	$ 2,901,801	$ 2,908,903	$ 3,324,316
Translation adjustment on foreign investments	(54,765)	(9,959)	(10,742)
Cash flow hedge accounting	879	(2,192)	12,556
Ending balance	2,520,061	2,901,801	2,908,903
Attributable to non-controlling interests	372,609	425,208
Attributable to NEXA's shareholders	2,147,452	2,476,593
Accumulated other comprehensive income
Reconciliation of changes in accumulated other comprehensive income
Beginning balance	(109,404)	(97,253)	(95,740)
Translation adjustment on foreign investments	(54,765)	(9,959)	(10,742)
Cash flow hedge accounting	879	(2,192)	12,556
Remeasurements of retirement benefits			(3,327)
Ending balance	(163,290)	(109,404)	(97,253)
Attributable to non-controlling interests	(23,034)
Attributable to NEXA's shareholders	(140,256)
Cumulative translation adjustment
Reconciliation of changes in accumulated other comprehensive income
Beginning balance	(109,788)	(99,829)	(89,087)
Translation adjustment on foreign investments	(54,765)	(9,959)	(10,742)
Ending balance	(164,553)	(109,788)	(99,829)
Remeasurements with retirement benefits
Reconciliation of changes in accumulated other comprehensive income
Beginning balance			3,327
Remeasurements of retirement benefits			(3,327)
Hedge accounting
Reconciliation of changes in accumulated other comprehensive income
Beginning balance	384	2,576	(9,980)
Cash flow hedge accounting	879	(2,192)	12,556
Ending balance	$ 1,263	$ 384	$ 2,576